UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -------------

Check here if Amendment |_|; Amendment Number: __________________
    This Amendment (Check only one):      |_| is a restatement.
                                          |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     First United Bank & Trust
          -------------------------
Address:  19 South Second Street
          -------------------------
          Oakland, Maryland 21550
          -------------------------

Form 13F File Number: 28-10455
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Eugene D. Helbig
                  -----------------------
Title:            Senior Trust Officer
                  -----------------------
Phone:            301-533-2360
                  -----------------------

Signature, Place, and Date of Signing:

/s/ Eugene D. Helbig                Oakland, Maryland         7/26/06
---------------------------         -----------------         -------
       Signature                       City, State              Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       0
                                                               -----------

Form 13F Information Table Entry Total:                                137
                                                               -----------

Form 13F Information Table Value Total:                        $    84,872
                                                               -----------
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            None

                                                    FORM 13F INFORMATION TABLE
                                                                                                                VOTING AUTHORITY
                                                          VALUE     SHARES/     SH/  PUT/  INVSTMT   OTHER
      NAME OF ISSUER          TITLE OF CLASS  CUSIP      (X$1000)   PRN AMT     PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD                                 G1150G111     583       20600     SH            SOLE              20600      0      0
ACCENTURE LTD                                 G1150G111       2         100     SH          DEFINED               100      0      0
INGERSOLL-RAND COMPANY LTD                    G4776G101     515       12050     SH            SOLE              12050      0      0
INGERSOLL-RAND COMPANY LTD                    G4776G101       4         100     SH          DEFINED               100      0      0
NABORS INDUSTRIES                             G6359F103     486       14390     SH            SOLE              14390      0      0
NABORS INDUSTRIES                             G6359F103       3         100     SH          DEFINED               100      0      0
AT&T INC                            COM       00206R102     597       21446     SH            SOLE              21446      0      0
ABBOTT LABS                         COM         2824100     342        7865     SH            SOLE               7865      0      0
ALLEGHENY ENERGY INC                COM        17361106     466       12586     SH            SOLE              12586      0      0
ALTRIA GROUP INC                    COM       02209S103     288        3935     SH            SOLE               3935      0      0
BB&T CORP COM                                  54937107     561       13498     SH            SOLE              13498      0      0
BB&T CORP COM                                  54937107      37         900     SH          DEFINED               900      0      0
BP AMOCO P L C                 SPONSORED ADR   55622104     340        4894     SH            SOLE               4894      0      0
BP AMOCO P L C                 SPONSORED ADR   55622104     113        1632     SH          DEFINED              1632      0      0
BANK OF AMERICA CORP                           60505104    2972       61802     SH            SOLE              61802      0      0
BANK OF AMERICA CORP                           60505104      19         400     SH          DEFINED               400      0      0
BELLSOUTH CORP                      COM        79860102     722       19956     SH            SOLE              19956      0      0
BELLSOUTH CORP                      COM        79860102      80        2218     SH          DEFINED              2218      0      0
CSX CORP                            COM       126408103     348        4945     SH            SOLE               4945      0      0
CHEVRONTEXACO                                 166764100     631       10179     SH            SOLE              10179      0      0
CISCO SYS INC                       COM       17275R102     939       48108     SH            SOLE              48108      0      0
CITIGROUP INC                       COM       172967101    2647       54868     SH            SOLE              54802      0     66
CITIGROUP INC                       COM       172967101      14         300     SH          DEFINED               300      0      0
COCA COLA BOTTLING CO CONS          COM       191098102     609       12000     SH            SOLE              12000      0      0
COCA COLA CO                        COM       191216100    1217       28305     SH            SOLE              28305      0      0
COCA COLA CO                        COM       191216100      15         350     SH          DEFINED               350      0      0
CONOCOPHILLIPS                                20825C104     355        5430     SH            SOLE               5430      0      0
CONOCOPHILLIPS                                20825C104       3          50     SH          DEFINED                50      0      0
COVENTRY HEALTH CARE INC                      222862104     852       15515     SH            SOLE              15515      0      0
COVENTRY HEALTH CARE INC                      222862104       5          95     SH          DEFINED                95      0      0
DUFF & PHELPS UTILS INCOME I        COM       23325P104     140       13750     SH            SOLE              13750      0      0
DUFF & PHELPS UTILS INCOME I        COM       23325P104       6         600     SH          DEFINED               600      0      0
DANAHER CORP DEL                    COM       235851102    2146       33370     SH            SOLE              33370      0      0
DANAHER CORP DEL                    COM       235851102      16         260     SH          DEFINED               260      0      0
UIT DIAMONDS TR SER 1                         252787106    1183       10589     SH            SOLE              10589      0      0
UIT DIAMONDS TR SER 1                         252787106      11         100     SH          DEFINED               100      0      0
DISNEY WALT CO                  COM DISNEY    254687106     809       26972     SH            SOLE              26972      0      0
DISNEY WALT CO                  COM DISNEY    254687106       3         100     SH          DEFINED               100      0      0
DOMINION NEW RES INC VA NEW                   25746U109    1488       19906     SH            SOLE              19906      0      0
DOMINION NEW RES INC VA NEW                   25746U109       6          85     SH          DEFINED                85      0      0
DU PONT E I DE NEMOURS & CO         COM       263534109     379        9120     SH            SOLE               9120      0      0
DU PONT E I DE NEMOURS & CO         COM       263534109       4         100     SH          DEFINED               100      0      0
E M C CORP MASS                     COM       268648102     257       23500     SH            SOLE              23500      0      0
ERIE INDTY CO                      CL A       29530P102     396        7626     SH            SOLE               7626      0      0
EXELON CORP                                   30161N101     223        3940     SH            SOLE               3940      0      0
EXELON CORP                                   30161N101       1          20     SH          DEFINED                20      0      0
EXXON MOBIL CORP                    COM       30231G102    3464       56476     SH            SOLE              56476      0      0
EXXON MOBIL CORP                    COM       30231G102     770       12561     SH          DEFINED             12561      0      0
FIRST UNITED CORPORATION                      33741H107    9257      448529     SH            SOLE             445529   3000      0
FIRST UNITED CORPORATION                      33741H107     180        8737     SH          DEFINED              8737      0      0
FLAHERTY & CRUMRINE             CLAY/ PREF    338478100     571       29311     SH            SOLE              29311      0      0
GENERAL ELEC CO                     COM       369604103    2153       65355     SH            SOLE              65280      0     75
GENERAL ELEC CO                     COM       369604103      27         834     SH          DEFINED               834      0      0
HARTFORD GROUP INC                            416515104     576        6810     SH            SOLE               6810      0      0
HOME DEPOT INC                      COM       437076102     202        5664     SH            SOLE               5664      0      0
HOME DEPOT INC                      COM       437076102       2          60     SH          DEFINED                60      0      0
INTEL CORP                          COM       458140100     798       42015     SH            SOLE              42015      0      0
INTEL CORP                          COM       458140100      11         600     SH          DEFINED               600      0      0
INTERNATIONAL BUSINESS MACHS        COM       459200101    1230       16022     SH            SOLE              16022      0      0
INTERNATIONAL BUSINESS MACHS        COM       459200101      11         150     SH          DEFINED               150      0      0
ISHARES MSCI EAFE INDEX FUND                  464287465    1650       25250     SH            SOLE              25250      0      0
ISHARE RUSSELL MID CAP VALUE                  464287473    1638       12397     SH            SOLE              12397      0      0
ISHARE RUSSELL MID CAP VALUE                  464287473       9          70     SH          DEFINED                70      0      0
ISHARE RUSELL MID CAP GROWTH                  464287481     540        5630     SH            SOLE               5630      0      0
ISHARES RUSSELL 1000 VAL
  INDEX FD                                    464287598     974       13330     SH            SOLE              13330      0      0
ISHARES RUSSELL 1000 GROWTH
  INDEX FD                                    464287614    1073       21230     SH            SOLE              21230      0      0
ISHARES RUSSELL 2000 VALUE                    464287630    1444       19964     SH            SOLE              19964      0      0
ISHARES RUSSELL 2000 VALUE                    464287630       3          50     SH          DEFINED                50      0      0
ISHARES TR RUSSELL 2000
  GROWTH FD                                   464287648     891       12129     SH            SOLE              12129      0      0
ISHARES TR RUSSELL 2000
  INDEX FD                                    464287655     301        4200     SH            SOLE               4200      0      0
ISHARES-TELECOMMUNICATIONS                    464287713     213        8319     SH            SOLE               8319      0      0
ISHARES-TECHNOLOGY                            464287721     951       20054     SH            SOLE              20054      0      0
ISHARES-TECHNOLOGY                            464287721       9         200     SH          DEFINED               200      0      0
ISHARES - HEALTH                              464287762    1245       20600     SH            SOLE              20600      0      0
ISHARES - HEALTH                              464287762       8         145     SH          DEFINED               145      0      0
ISHARES S&P SMALL CAP 600
  INDEX                                       464287804     223        3600     SH            SOLE               3600      0      0
JOHNSON & JOHNSON                   COM       478160104    1947       32494     SH            SOLE              32494      0      0
JOHNSON & JOHNSON                   COM       478160104      14         250     SH          DEFINED               250      0      0
JUNIPER NETWORKS                              48203R104     297       18620     SH            SOLE              18620      0      0
KINDER MORGAN ENERGY PARTNER    LTD PARTNER   494550106     247        5380     SH            SOLE               5380      0      0
KOHL'S CORP (WISCONSIN)                       500255104    1289       21810     SH            SOLE              21810      0      0
KOHL'S CORP (WISCONSIN)                       500255104      10         180     SH          DEFINED               180      0      0
L-3 COMMUNICATIONS HLDGS INC        COM       502424104    1656       21965     SH            SOLE              21965      0      0
L-3 COMMUNICATIONS HLDGS INC        COM       502424104       9         125     SH          DEFINED               125      0      0
LOWES COS INC                       COM       548661107    1432       23605     SH            SOLE              23605      0      0
LOWES COS INC                       COM       548661107       6         100     SH          DEFINED               100      0      0
M & T BANK CORP                               55261F104     726        6160     SH            SOLE               6160      0      0
M & T BANK CORP                               55261F104       6          59     SH          DEFINED                59      0      0
MEADWESTVACO CORP                             583334107     434       15572     SH            SOLE              15572      0      0
MEDTRONIC INC                       COM       585055106    1276       27220     SH            SOLE              27220      0      0
MEDTRONIC INC                       COM       585055106       7         150     SH          DEFINED               150      0      0
MERCANTILE BANKSHARES CORP          COM       587405101     255        7176     SH            SOLE               7176      0      0
MERCK & CO INC                      COM       589331107     212        5833     SH            SOLE               5833      0      0
MERCK & CO INC                      COM       589331107       3         100     SH          DEFINED               100      0      0
MICROSOFT CORP                      COM       594918104     764       32823     SH            SOLE              32823      0      0
MICROSOFT CORP                      COM       594918104       2         100     SH          DEFINED               100      0      0
MIDCAP SPDR TR UNIT SER 1                     595635103     697        5015     SH            SOLE               5015      0      0
UIT NASDAQ 100 TR 1                           631100104    1934       49890     SH            SOLE              49890      0      0
UIT NASDAQ 100 TR 1                           631100104       0          20     SH          DEFINED                20      0      0
NUVEEN INSD QUALITY MUN FD I        COM       67062N103     461       33200                   SOLE              31200   2000      0
NUVEEN  QUALITY PFD 8.40 %                    67072C105     722       52964     SH            SOLE              52964      0      0
NUVEEN  QUALITY PFD 8.40 %                    67072C105      11         865     SH          DEFINED               865      0      0
NUVEEN QUALITY PFD INC FD #3                  67072W101     171       13195     SH            SOLE              13195      0      0
PEPSICO INC                         COM       713448108    2157       35935     SH            SOLE              35935      0      0
PEPSICO INC                         COM       713448108      20         342     SH          DEFINED               342      0      0
POWERSHARES OIL SERVICES                      73935X625     250       12055     SH            SOLE              12055      0      0
POWERSHARES OIL SERVICES                      73935X625       4         200     SH          DEFINED               200      0      0
PRAXAIR INC                         COM       74005P104     561       10400     SH            SOLE              10400      0      0
PRAXAIR INC                         COM       74005P104       8         150     SH          DEFINED               150      0      0
PROCTER & GAMBLE CO                 COM       742718109     717       12904     SH            SOLE              12904      0      0
PROCTER & GAMBLE CO                 COM       742718109      13         250     SH          DEFINED               250      0      0
RMK HIGH INCOME FUND                          74963Q102     318       19650     SH            SOLE              19650      0      0
RYDEX ETF TR S&P 500 EQUAL
  WEIGHTED INDEX FD                           78355W106    1160       27053     SH            SOLE              27053      0      0
RYDEX ETF TR S&P 500 EQUAL
  WIEGHTED INDEX FD                           78355W106       6         140     SH          DEFINED               140      0      0
SPDR TRUST UNIT                               78462F103    3053       24000     SH            SOLE              24000      0      0
SPDR TRUST UNIT                               78462F103      21         170     SH          DEFINED               170      0      0
SCHLUMBERGER LTD                    COM       806857108    1070       16440     SH            SOLE              16440      0      0
SPDR-BASIC MATERIALS                          81369Y100     252        7854     SH            SOLE               7854      0      0
SPDR - CONSUMER STAPLES                       81369Y308     572       23679     SH            SOLE              23679      0      0
SPDR - CONSUMER STAPLES                       81369Y308       5         230     SH          DEFINED               230      0      0
SPDR-ENERGY                                   81369Y506     525        9252     SH            SOLE               9252      0      0
SPDR-INDUSTRIAL                               81369Y704     903       26733     SH            SOLE              26733      0      0
SPDR-INDUSTRIAL                               81369Y704      10         300     SH          DEFINED               300      0      0
SPDR-UTILITIES                                81369Y886     233        7233     SH            SOLE               7233      0      0
SPDR-UTILITIES                                81369Y886       1          40     SH          DEFINED                40      0      0
STATE ST CORP                                 857477103    1095       18860     SH            SOLE              18860      0      0
STATE ST CORP                                 857477103       4          80     SH          DEFINED                80      0      0
STRYKER CORP                        COM       863667101     530       12590     SH            SOLE              12590      0      0
STRYKER CORP                        COM       863667101       6         150     SH          DEFINED               150      0      0
SUMMIT FINANCIAL GROUP INC                    86606G101     343       14350     SH            SOLE              14350      0      0
TARGET CORP                                   87612E106     434        8900     SH            SOLE               8900      0      0
TARGET CORP                                   87612E106       1          35     SH          DEFINED                35      0      0
VERIZON COMMUNICATIONS                        92343V104    1830       54683     SH            SOLE              54683      0      0
VERIZON COMMUNICATIONS                        92343V104     132        3956     SH          DEFINED              3956      0      0
WACHOVIA CORP 2ND NEW                         929903102     344        6376     SH            SOLE               6376      0      0
WAL MART STORES INC                 COM       931142103     440        9152     SH            SOLE               9102      0     50
WAL MART STORES INC                 COM       931142103       9         200     SH          DEFINED               200      0      0

     TOTAL                                                84872     2128160                                   2122969   5000    191